STOCK OPTIONS AND WARRANTS (Details Textuals 1) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended		0 Months Ended			1 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Apr. 30, 2012 Stock Options	Jan. 31, 2012 Stock Options	Jan. 02, 2012 Stock Options Individuals	Jan. 02, 2012 Stock Options Officer	Jan. 02, 2012 Stock Options Independent Director directors	Jan. 31, 2012 Stock Options Independent Director individuals	Jun. 30, 2012 Stock Options Independent Director	Jan. 02, 2012 Stock Options Deputy Managing Director Of Subsidiary	Jan. 02, 2012 Stock Options Son of the Company's President	Jun. 30, 2012 Stock Options Son of the Company's President	Jan. 02, 2012 Stock Options Consultant	Jun. 30, 2012 Stock Options Consultant	Dec. 31, 2011 Stock Options Consultant	Dec. 31, 2010 Stock Options Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals							13			2
Number of officers								3
Number of independent directors									3
Number of shares granted					21,000	1,994,000	1,994,000	1,049,000	150,000	21,000		750,000	5,000		10,000
Deputy Managing Director of Omagine LLC who is also a consultant to Omagine who also holds												160,000
Weighted Average Exercise Price, Granted											$ 1.70	$ 1.25
Consulting fees per month															$ 2,000
Consulting fees	$ 163,350	$ 13,458	$ 360,904	$ 49,400										$ 1,000		$ 12,000	$ 24,000	$ 20,000